Capital Stock - Schedule of Share-based Compensation Expense by Category (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 29.1	$ 39.8	$ 42.5
Impact of accelerated vesting on equity awards	4.9	7.7	4.2
Total share-based compensation expense	57.9	62.5	73.4
Tax impact	14.0	15.1	17.8
Total share-based compensation expense after income taxes	43.9	47.4	55.6
General and administrative expense
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	53.0	54.8	69.2
Restructuring and other
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	4.9	7.7	4.2
LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	69.0	81.2	97.8
Impact of accelerated vesting on equity awards	5.4	9.4	4.2
Total share-based compensation expense	74.4	90.6	102.0
Tax impact	(14.0)	(18.6)	(18.4)
Total share-based compensation expense after income taxes	60.4	72.0	83.6
LIONS GATE ENTERTAINMENT CORP [Member] | General and administrative expense
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	65.3	77.6	95.4
LIONS GATE ENTERTAINMENT CORP [Member] | Restructuring and other
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	5.4	9.4	4.2
Stock Options
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	0.8	1.7	2.3
Stock Options | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	0.8	2.2	7.0
Restricted Share Units and Other Share-based Compensation
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	27.7	37.7	39.3
Restricted Share Units and Other Share-based Compensation | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	67.5	77.5	86.8
Share Appreciation Rights (SARs)
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	0.6	0.4	0.9
Share Appreciation Rights (SARs) | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 0.7	$ 1.5	$ 4.0